Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax recovery	$ 4,532	$ 169
Change in fair value of cash flow hedge, tax recovery and (expense)	952	(599)
Change in pension and other post-employment benefit, tax expense	$ 696	$ 512